ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Accounts receivable – third parties	7,565	5,578
Accounts receivable – related parties	471	166
Less: allowance for doubtful accounts	(398)	(403)

Accounts receivable, net	7,638	5,341

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Accounts receivable – third parties	5,578	8,293
Accounts receivable – related parties	166	12
Less: allowance for expected credit loss	(403)	(284)

Accounts receivable, net	5,341	8,021

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table presents the activities in the allowance for doubtful accounts for the six months ended June 30, 2024 and the financial year ended December 31, 2023.

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Balance at January 1,	403	284
Provision for impairment of receivables	-	110
Foreign exchange adjustment	(5)	9

Balance at June 30 / December 31	398	403